Earnings/(loss) per share (Tables)	6 Months Ended
Dec. 31, 2025
Earnings/(loss) per share
Schedule of earnings/(loss) per share

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
Profit/(loss) for the period (£‘000)	4,183	(27,745)	(2,457)	(26,416)
Basic earnings/(loss) per share (pence)	2.43	(16.35)	(1.42)	(15.58)
Diluted earnings/(loss) per share (pence) (1)	2.42	(16.35)	(1.42)	(15.58)

Schedule of weighted average number of shares

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	172,434	169,746	172,432	169,532
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	224	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (1)	172,658	169,746	172,432	169,532
(1)For the six months ended 31 December 2025 and three and six months ended 31 December 2024 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.